General Information	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
General Information
1.	GENERAL INFORMATION
Natura &CO Holding S.A. (“Natura &Co”), previously Natura Holding S.A., was incorporated on January 21, 2019 under the laws of Brazil. The Company is engaged in holding investments in other entities, as partner or shareholder, in Brazil or abroad, engaged in the cosmetics, fragrances and personal hygiene business, through the development of manufacturing, distribution and sales related products. Natura &Co and its subsidiaries is referred to as the “Company”.
The Company’s main brand is “Natura”, followed by the English brand “The Body Shop”, the Australian brand “Aesop”, and starting January 2020 the “Avon” brand (see Note 34). In addition to using the retail market,
e-commerce,
B2B and franchises as product sales channels, its subsidiaries are engaged in the direct sales channel, through consultants that act as sales representatives of the Natura, The Body Shop and Avon brands.
Natura &Co is a publicly-traded corporation, domiciled in São Paulo, registered in the special trading segment called “Novo Mercado” in the B3 S.A. – Brasil, Bolsa, Balcão (B3), under the ticker “NTCO3.”
In order to effect the acquisition Avon Products, Inc. (“Avon”), which was completed in January 2020 (see Note 34), the Company became the controlling shareholder of Natura Cosméticos S.A. (“Natura”) in December 2019, as a result of a corporate restructuring process that started in May 2019. On January 6, 2020, the Company started to trade its shares on the New York Stock Exchange (“NYSE”), under the ticker “NTCO”.
As further describe in Note 34, in January 2020, the merger transaction with Avon was completed and Avon became a wholly owned subsidiary of the Company. The Company’s current organizational structure is as follows:

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a)	Corporate restructuring to acquire control of Avon
On May 22, 2019, the Company announced its intention to merge with Avon, a public company in the United States of America, and signed a share swap agreement (the “Transaction”), with the purpose of creating the world’s fourth largest exclusive beauty group by uniting companies strongly committed to have a positive social impact.
Prior to the completion of the Transaction a corporate restructuring that involved a series of statutory steps (the “Corporate Restructuring”) took place which are escribed below:
Step 1 – Contribution from Founders
On November 13, 2019, the controlling shareholders and founders of Natura (the “Founders”), contributed to the Company the shares of Natura they owned corresponding to approximately 57.3% of Natura’s share capital at an amount of R$1,145,994, of which R$495,393 was recorded as share capital and R$650,601 as paid in capital.
In addition, the Founders made a cash contribution of R$
206,592
for the purpose of paying corporate income taxes which payment was trigged by the contribution described above.
Step 2 – Natura’s shares exchange its minority shareholders

On November 13, 2019, an extraordinary shareholders meeting of Natura approved the exchange of all Natura’s remaining shares not held by the Founders to be exchanged for Company’s shares. As a result, Natura became a wholly owned subsidiary of Natura &Co. The exchange was completed on December 17, 2019, for an amount of R$1,101,013, of which R$370,266 was recorded as share capital and R$730,747 as paid in capital. In addition Natura’s shares ceased to be traded in the Brazilian stock exchange.